Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	001-42567
Entity Registrant Name	NEONC TECHNOLOGIES HOLDINGS, INC.
Entity Central Index Key	0001979414
Entity Tax Identification Number	92-1954864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23975 Park Sorrento
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Calabasas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91302
City Area Code	818
Local Phone Number	570-6844
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	NTHI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false